UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1.  REPORTS TO STOCKHOLDERS.

B R O W N C A P I T A L M A N A G E M E N T

S E M I - A N N U A L R E P O R T

September 30, 2014

Table of Contents

Schedule of Investments	1

Statements of Assets and Liabilities	8

Statements of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	18

Fund Expenses	25

Additional Information	26

Privacy Policy	27

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.49%
	Business Services - 20.39%
4,930,191	ACI Worldwide, Inc.(a)	$92,490,383
1,347,747	ANSYS, Inc.(a)	101,984,015
823,068	Concur Technologies, Inc.(a)	104,381,484
181,200	EnerNOC, Inc.(a)	3,073,152
2,352,986	MedAssets, Inc.(a)	48,753,870
4,606,571	NIC, Inc.(b)	79,325,153
1,553,241	Nuance Communications, Inc.(a)	23,943,210
2,101,504	PROS Holdings, Inc.(a)(b)	52,957,901

		506,909,168

	Consumer Related - 2.29%
819,237	Dolby Laboratories, Inc. - Class A(a)	34,235,914
734,768	DTS, Inc.(a)	18,552,892
210,521	Rovi Corp.(a)	4,156,737

		56,945,543

	Industrial Products & Systems - 27.31%
1,606,959	Balchem Corp.(b)	90,905,671
669,715	CARBO Ceramics, Inc.	39,667,219
2,761,979	Cognex Corp.(a)	111,224,894
2,645,595	Diodes, Inc.(a)(b)	63,282,632
966,278	Dynamic Materials Corp.(b)	18,407,596
1,161,902	FEI Co.	87,630,649
758,172	FLIR Systems, Inc.	23,761,111
815,000	Geospace Technologies Corp.(a)(b)	28,647,250
1,100,177	Measurement Specialties, Inc.(a)(b)	94,186,153
504,930	Proto Labs, Inc.(a)	34,840,170
2,292,696	Sun Hydraulics Corp.(b)	86,182,443

		678,735,788

	Information/Knowledge Management -18.98%
1,931,654	American Software, Inc. - Class A(b)	17,037,188
2,603,126	Blackbaud, Inc.(b)	102,276,820
2,830,272	Manhattan Associates, Inc.(a)	94,587,690
2,779,101	NetScout Systems, Inc.(a)(b)	127,282,826
1,897,775	Quality Systems, Inc.	26,132,362
1,180,039	Tyler Technologies, Inc.(a)	104,315,448

		471,632,334

	Medical/Health Care - 25.84%
1,833,580	Abaxis, Inc.(b)	92,980,842
762,699	Bruker Corp.(a)	14,121,372
3,035,101	Cantel Medical Corp.(b)	104,346,772
569,760	Cyberonics, Inc.(a)	29,148,922
1,811,488	Incyte Corp., Ltd.(a)	88,853,486
2,338,612	Medidata Solutions, Inc.(a)	103,577,126
2,263,554	Meridian Bioscience, Inc.(b)	40,042,270
2,358,430	Quidel Corp.(a)(b)	63,371,014
1,131,164	Techne Corp.	105,820,392

		642,262,196

Semi-Annual Report | September 30, 2014	1

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.49% (continued)
	Miscellaneous - 3.68%
2,315,670	Neogen Corp.(a)(b)	$91,468,965

Total Common Stocks (Cost $1,352,811,656)		2,447,953,994

SHORT TERM INVESTMENTS - 1.33%
13,971,352	Dreyfus Cash Management Institutional Shares, 0.03%(c)	13,971,352
19,045,582	Fidelity Institutional Money Market Portfolio, 0.05%(c)	19,045,582

Total Short Term Investments (Cost $33,016,934)		33,016,934

Total Value of Investments (Cost $1,385,828,590) - 99.82%		2,480,970,928
Other Assets in Excess of Liabilities - 0.18%		4,536,616

Net Assets - 100.00%		$2,485,507,544

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2014.

Common Abbreviations:
Ltd. - Limited.

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	20.39%	$506,909,168
Consumer Related	2.29%	56,945,543
Industrial Products & Systems	27.31%	678,735,788
Information/Knowledge Management	18.98%	471,632,334
Medical/Health Care	25.84%	642,262,196
Miscellaneous	3.68%	91,468,965
Cash and Cash Equivalents	1.51%	37,553,550

Total	100.00%	$2,485,507,544

2	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 94.93%
	Bermuda - 3.84%
5,923	Invesco, Ltd.	$233,840
13,694	Nabors Industries, Ltd.	311,675

		545,515

	Canada - 3.98%
11,443	Canadian Natural Resources, Ltd.	444,560
8,479	Dominion Diamond Corp.(a)	120,453

		565,013

	Denmark - 2.63%
7,816	Novo Nordisk A/S, Class B	373,987

	Finland - 0.95%
3,361	Kone OYJ, Class B	135,080

	France - 6.29%
14,150	Flamel Technologies SA(a)(b)	202,487
3,578	Sanofi	404,741
2,220	Societe BIC SA	286,287

		893,515

	Germany - 4.98%
2,471	Bayerische Motoren Werke AG	265,349
7,241	Carl Zeiss Meditec AG	210,353
3,212	SAP SE	231,651

		707,353

	Hong Kong - 2.66%
27,405	Esprit Holdings, Ltd.	35,435
362,000	Kingdee International Software Group Co., Ltd.(a)	107,227
99,000	Kingsoft Corp., Ltd.	235,360

		378,022

	Ireland - 9.62%
6,060	DCC PLC	336,181
9,425	ICON PLC(a)	539,393
2,781	Paddy Power PLC	200,813
234,268	Total Produce PLC	289,976

		1,366,363

	Israel - 1.63%
4,295	Teva Pharmaceutical Industries, Ltd.(b)	230,856

	Italy - 3.28%
18,400	Azimut Holding SpA	465,502

	Japan - 10.29%
11,900	Japan Tobacco, Inc.	387,028
17,700	Mitsubishi Estate Co., Ltd.	398,381
12,400	Rakuten, Inc.	142,797
44,000	Sapporo Holdings, Ltd.	169,300

Semi-Annual Report | September 30, 2014	3

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 94.93% (continued)
	Japan - 10.29% (continued)
18,590	Yamaha Motor Co., Ltd.	$363,579

		1,461,085

	Mexico - 2.18%
3,359	Fomento Economico Mexicano SAB de CV(b)	309,196

	Netherlands - 3.35%
7,649	QIAGEN NV(a)	174,168
11,305	Wolters Kluwer NV	301,569

		475,737

	Singapore - 1.30%
148,424	UOB-Kay Hian Holdings, Ltd.	184,410

	South Africa - 3.05%
7,939	Sasol, Ltd.(b)	432,596

	Spain - 1.64%
5,693	Grifols SA	233,263

	Sweden - 1.38%
2,432	Millicom International Cellular SA(c)	195,308

	Switzerland - 16.80%
136	Givaudan SA	217,668
85	Lindt & Spruengli AG, Non-Voting	424,777
4,056	Nestle SA	298,454
18,701	Nobel Biocare Holding AG	332,023
1,631	Roche Holding AG	483,645
621	The Swatch Group AG	295,377
4,139	Transocean, Ltd.	132,324
4,533	Tyco International, Ltd.	202,036

		2,386,304

	United Kingdom - 15.08%
51,264	BAE Systems PLC	391,845
9,328	Carnival Corp.	374,706
10,378	Diageo PLC	300,312
117,333	Man Group PLC	225,973
352,904	Management Consulting Group PLC	144,457
33,239	Reed Elsevier PLC	532,384
18,269	UBM PLC	172,665

		2,142,342

Total Common Stocks (Cost $11,083,193)		13,481,447

SHORT TERM INVESTMENTS - 4.68%
664,412	Dreyfus Cash Management Institutional Shares, 0.03%(d)	664,412

Total Short Term Investments (Cost $664,412)		664,412

4	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2014 (Unaudited)

Value (Note 1)

Total Value of Investments (Cost $11,747,605) - 99.61%	$14,145,859
Other Assets in Excess of Liabilities - 0.39%	56,003

Net Assets - 100.00%	$14,201,862

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Swedish Depositary Receipt.
(d)	Represents 7 day effective yield at September 30, 2014.

Common Abbreviations:
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S	-	Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ	-	Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC	-	Public Limited Company. (Ireland & United Kingdom)
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SE	-	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States. (Germany)
SpA	-	Societa` Per Azioni is an Italian shared company. (Italy)

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	%of Net Assets	Value

Communications	2.38%	$338,105
Consumer Discretionary	20.27%	2,878,058
Consumer Staples	22.80%	3,238,562
Consumer, Non-cyclical	1.23%	174,168
Energy	6.26%	888,559
Financials	10.62%	1,508,107
Health Care	15.76%	2,237,515
Industrials	6.15%	873,418
Information Technology	2.41%	342,587
Materials	5.43%	770,717
Technology	1.63%	231,651
Cash and Cash Equivalents	5.06%	720,414

Total	100.00%	$14,201,862

Semi-Annual Report | September 30, 2014	5

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.00%
	Consumer Discretionary - 26.07%
33,892	BorgWarner, Inc.	$1,783,058
59,030	Dick’s Sporting Goods, Inc.	2,590,237
51,990	lululemon athletica, Inc.(a)	2,184,100
51,855	Michael Kors Holdings, Ltd.(a)	3,701,929
1,416	NVR, Inc.(a)	1,600,108
94,855	PulteGroup, Inc.	1,675,139
48,896	Toll Brothers, Inc.(a)	1,523,599
54,339	Tractor Supply Co.	3,342,392
27,270	Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,222,496

		21,623,058

	Consumer Staples - 1.29%
11,686	Monster Beverage Corp.(a)	1,071,256

	Consumer, Non-cyclical - 3.96%
5,057	Biogen Idec, Inc.(a)	1,672,906
21,762	MasterCard, Inc. - Class A	1,608,647

		3,281,553

	Energy - 6.83%
51,376	Atwood Oceanics, Inc.(a)	2,244,617
43,659	Cameron International Corp.(a)	2,898,084
8,824	CARBO Ceramics, Inc.	522,646

		5,665,347

	Financials - 9.96%
30,611	Franklin Resources, Inc.	1,671,667
61,221	Stifel Financial Corp.(a)	2,870,652
47,465	T. Rowe Price Group, Inc.	3,721,256

		8,263,575

	Health Care - 17.14%
18,764	Celgene Corp.(a)	1,778,452
35,872	Covance, Inc.(a)	2,823,126
10,500	Jazz Pharmaceuticals PLC(a)	1,685,880
70,722	MedAssets, Inc.(a)	1,465,360
33,044	Myriad Genetics, Inc.(a)	1,274,507
29,717	PAREXEL International Corp.(a)	1,874,846
7,525	Salix Pharmaceuticals, Ltd.(a)	1,175,706
3,490	Shire PLC (b)	904,084
12,414	Waters Corp.(a)	1,230,476

		14,212,437

	Industrials - 13.61%
11,885	FEI Co.	896,367
20,286	JB Hunt Transport Services, Inc.	1,502,178
89,890	MasTec, Inc.(a)	2,752,432
20,530	MSC Industrial Direct Co. - Class A	1,754,494
96,856	Quanta Services, Inc.(a)	3,514,904
7,406	Stericycle, Inc.(a)	863,243

		11,283,618

6	www.browncapital.com

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.00% (continued)
	Information Technology - 17.14%
41,136	Akamai Technologies, Inc.(a)	$2,459,933
24,388	ANSYS, Inc.(a)	1,845,440
39,073	Blackbaud, Inc.	1,535,178
59,160	Diodes, Inc.(a)	1,415,107
10,799	FactSet Research Systems, Inc.	1,312,402
63,092	NetApp, Inc.	2,710,432
96,099	Trimble Navigation, Ltd.(a)	2,931,020

		14,209,512

Total Common Stocks (Cost $61,243,613)		79,610,356

SHORT TERM INVESTMENTS - 6.34%
5,257,469	Dreyfus Cash Management Institutional Shares, 0.03%(c)	5,257,469

Total Short Term Investments (Cost $5,257,469)		5,257,469

Total Value of Investments (Cost $66,501,082) - 102.34%		84,867,825
Liabilities in Excess of Other Assets - (2.34)%		(1,941,710)

Net Assets - 100.00%		$82,926,115

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2014.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (Ireland & United Kingdom)

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	26.08%	$21,623,058
Consumer Staples	1.29%	1,071,256
Consumer, Non cyclical	3.96%	3,281,553
Energy	6.83%	5,665,347
Financials	9.96%	8,263,575
Health Care	17.14%	14,212,437
Industrials	13.61%	11,283,618
Information Technology	17.14%	14,209,512
Cash and Cash Equivalents	3.99%	3,315,758

Total	100.00%	$82,926,115

Semi-Annual Report | September 30, 2014	7

The Brown Capital Management Mutual Funds
Statements of Assets and Liabilities	September 30, 2014 (Unaudited)

	Small Company	International Equity
	Fund	Fund		Mid-Cap Fund

Assets:
Unaffiliated Investments, at cost	$709,729,561	$11,747,605		$66,501,082
Affiliated Investments, at cost	676,099,029	–		–

Unaffiliated Investments, at value (Note 1)	$1,328,269,432	$14,145,859		$84,867,825
Affiliated Investments, at value (Note 1)	1,152,701,496	–		–

Total Investments, at value	$2,480,970,928	$14,145,859		$84,867,825
Foreign Cash, at value	–	1,405	*	–
Receivables:
Investments sold	6,622,026	–		500,650
Fund shares sold	1,354,279	–		10,847
Dividends, interest and reclaims, at value	578,800	40,036	*	8,854
Prepaid expenses	59,997	23,477		21,073
Due from Advisor	–	7,725		–

Total Assets	2,489,586,030	14,218,502		85,409,249

Liabilities:
Payables:
Investments purchased	–	3,108		2,371,515
Fund shares redeemed	1,387,944	–		45,399
Accrued expenses:
Advisory fees	2,121,657	–		42,971
Administration fees	47,545	2,066		2,023
Trustees’ fees	244	244		244
Custody fees	50,859	566		1,480
Transfer agent fees	41,475	2,794		4,373
Chief compliance officer fees	18	18		18
12b-1 fees - Investor Class	326,500	256		6,359
Legal and audit fees	6,231	5,579		5,479
Printing fees	68,209	53		1,482
Other expenses	27,804	1,956		1,791

Total Liabilities	4,078,486	16,640		2,483,134

Net Assets	$2,485,507,544	$14,201,862		$82,926,115

Net Assets Consist of:
Paid in capital	$1,324,498,353	$14,109,715		$58,508,161
Accumulated net investment income/(loss)	(16,187,215)	24,762		(316,927)
Accumulated net realized gain/(loss) on investments, affiliated investments and foreign currency transactions	82,054,068	(2,328,823)		6,368,138
Net unrealized appreciation on investments, affiliated investments and foreign currency translations	1,095,142,338	2,396,208		18,366,743

Net Assets	$2,485,507,544	$14,201,862		$82,926,115

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$69.52	$12.20		$26.25
Net Assets	$1,907,119,762	$1,228,797		$30,013,796
Shares Outstanding, no par value (unlimited shares authorized)	27,433,396	100,756		1,143,185
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$69.92	$12.21		$26.48
Net Assets	$578,387,782	$12,973,065		$52,912,319
Shares Outstanding, no par value (unlimited shares authorized)	8,272,255	1,062,422		1,998,032

*	At Cost; $1,411 for Foreign Cash and $42,074 for dividends and reclaims.

See Notes to Financial Statements.

8	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Operations	For the Six Months Ended September 30, 2014 (Unaudited)

	Small Company	International Equity
	Fund	Fund	Mid-Cap Fund

Investment Income:
Dividends	$2,481,540	$133,217	$191,095
Dividends from affiliated investments	3,147,342	–	–
Foreign taxes withheld	–	(15,480)	–

Total Investment Income	5,628,882	117,737	191,095

Expenses:
Advisory fees (Note 2)	13,255,766	50,706	312,234
Administration fees (Note 2)	142,110	4,484	5,902
Transfer agent fees (Note 2)	217,966	16,784	28,721
Custody fees	139,433	9,471	4,686
Registration fees	66,332	12,830	19,405
12b-1 Fees - Investor Class (Note 2)	2,070,140	8,377	37,970
Legal fees (Note 2)	18,843	18,943	18,843
Audit and tax preparation fees	7,521	6,768	6,768
Trustees’ fees and expenses	7,428	7,428	7,428
Compliance services fees (Note 2)	6,768	6,768	6,768
Printing fees	65,718	924	2,285
Other expenses	30,265	3,115	3,381

Total Expenses	16,028,290	146,598	454,391
Expenses waived/reimbursed by Advisor - Investor Class (Note 2)	–	(39,239)	(15,236)
Expenses waived/reimbursed by Advisor - Institutional Class (Note 2)	–	(30,598)	(26,505)

Net Expenses	16,028,290	76,761	412,650

Net Investment Income/(Loss)	(10,399,408)	40,976	(221,555)

Realized and Unrealized Gain/(Loss) on:
Net realized gain from investments	30,595,970	215,083	5,476,614
Net realized gain from affiliated investments	16,638,716	–	–
Net realized gain from foreign currency transactions	–	14,408	–
Net change in unrealized depreciation of investments	(136,354,338)	(822,176)	(7,258,861)
Net change in unrealized depreciation of affiliated investments	(12,536,744)	–	–
Net change in unrealized depreciation of foreign currency translations	–	(2,324)	–

Net Realized and Unrealized Loss on Investments and Foreign Currencies	(101,656,396)	(595,009)	(1,782,247)

Net Decrease in Net Assets Resulting From Operations	$(112,055,804)	$(554,033)	$(2,003,802)

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2014	9

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2014	Year Ended	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014	(Unaudited)	March 31, 2014

Operations:
Net investment income/(loss)	$(10,399,408)	$(19,283,815)	$40,976	$14,051
Net realized gain from investments, affiliated investments and foreign currency transactions	47,234,686	54,170,773	229,491	256,656
Net change in unrealized appreciation/(depreciation) of investments, affiliated investments and foreign currency translations	(148,891,082)	534,476,953	(824,500)	1,202,994

Net Increase/(Decrease) in Net Assets Resulting from Operations	(112,055,804)	569,363,911	(554,033)	1,473,701

Distributions to Shareholders: (Note 4)
Net investment income
Investor	–	–	–	(99,270)
Net realized gains from investment transactions
Investor	–	(37,687,409)	–	–
Institutional	–	(8,378,079)	–	–

Net Decrease in Net Assets from Distributions	–	(46,065,488)	–	(99,270)

Capital Share Transactions:
Shares sold
Investor	174,849,856	910,878,735	7,918,199	208,398
Institutional	122,805,350	398,520,909	13,343,934	–
Reinvested dividends and distributions
Investor	–	36,089,381	–	64,998
Institutional	–	7,089,853	–	–
Shares redeemed, net of redemption fees (Note 1)
Investor	(474,120,724)	(773,719,621)	(14,311,218)	(267,134)
Institutional	(89,302,880)	(115,222,193)	–	–

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(265,768,398)	463,637,064	6,950,915	6,262

Net Increase/(Decrease) in Net Assets	(377,824,202)	986,935,487	6,396,882	1,380,693
Net Assets:
Beginning of Period	2,863,331,746	1,876,396,259	7,804,980	6,424,287

End of Period	$2,485,507,544	$2,863,331,746	$14,201,862	$7,804,980

Accumulated Net Investment Income/(Loss)	$(16,187,215)	$(5,787,807)	$24,762	$(16,214)

Share Information:
Investor Class:
Shares sold	2,495,256	13,709,652	620,773	17,508
Reinvested distributions	–	511,326	–	5,444
Shares redeemed	(6,777,849)	(11,289,751)	(1,139,708)	(23,862)

Net Increase/(Decrease) in Capital Shares	(4,282,593)	2,931,227	(518,935)	(910)
Shares Outstanding, Beginning of Period	31,715,989	28,784,762	619,691	620,601

Shares Outstanding, End of Period	27,433,396	31,715,989	100,756	619,691

Institutional Class:
Shares sold	1,729,570	5,721,903	1,062,422	–
Reinvested distributions	–	100,040	–	–
Shares redeemed	(1,257,761)	(1,631,643)	–	–

Net Increase in Capital Shares	471,809	4,190,300	1,062,422	–
Shares Outstanding, Beginning of Period	7,800,446	3,610,146	–	–

Shares Outstanding, End of Period	8,272,255	7,800,446	1,062,422	–

See Notes to Financial Statements.

10	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	Mid-Cap Fund

	For the Six
	Months Ended	For the
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014

Operations:
Net investment loss	$(221,555)	$(315,722)
Net realized gain from investments	5,476,614	2,936,252
Net change in unrealized appreciation/(depreciation) of investments	(7,258,861)	12,903,578

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,003,802)	15,524,108

Capital Share Transactions:
Shares sold
Investor	6,964,620	8,844,279
Institutional	5,179,098	13,923,678
Shares redeemed, net of redemption fees
Investor	(5,973,150)	(10,317,849)
Institutional	(4,055,689)	(9,579,965)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,114,879	2,870,143

Net Increase in Net Assets	111,077	18,394,251
Net Assets:
Beginning of Period	82,815,038	64,420,787

End of Period	$82,926,115	$82,815,038

Accumulated Net Investment Loss	$(316,927)	$(95,372)

Share Information:
Investor Class:
Shares sold	264,238	365,015
Reinvested distributions	–	–
Shares redeemed	(226,828)	(420,912)

Net Increase/(Decrease) in Capital Shares	37,410	(55,897)
Shares Outstanding, Beginning of Period	1,105,775	1,161,672

Shares Outstanding, End of Period	1,143,185	1,105,775

Institutional Class:
Shares sold	194,649	574,959
Reinvested distributions	–	–
Shares redeemed	(153,189)	(396,640)

Net Increase in Capital Shares	41,460	178,319
Shares Outstanding, Beginning of Period	1,956,572	1,778,253

Shares Outstanding, End of Period	1,998,032	1,956,572

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2014	11

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended		For the		For the		For the		For the	For the
	September 30,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
Investor Class	2014 (Unaudited)		March 31, 2014		March 31, 2013		March 31, 2012(a)		March 31, 2011	March 31, 2010

Net Asset Value, Beginning of Period	$72.39		$57.91		$49.32		$47.88		$36.44	$23.71

Income/(Loss) from Investment Operations:
Net Investment Loss	(0.29	)(b)	(0.54	)(b)	(0.07	)(b)	(0.31	)(b)	(0.23)	(0.16)
Net Realized and Unrealized Gain/(Loss) on Investments	(2.58)		16.22		9.47		1.75		11.86	12.89

Total from Investment Operations	(2.87)		15.68		9.40		1.44		11.63	12.73

Less Distributions:
Distributions (from capital gains)	–		(1.20)		(0.81)		–		(0.19)	–

Total Distributions	–		(1.20)		(0.81)		–		(0.19)	–

Net Asset Value, End of Period	$69.52		$72.39		$57.91		$49.32		$47.88	$36.44

Total Return(c)	(3.96%	)(d)	27.12%		19.36%		3.01%		31.98%	53.69%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,907,120		$2,295,960		$1,666,796		$1,457,641		$1,178,279	$756,245
Average Net Assets for the Period (000s)	$2,064,484		$2,089,066		$1,391,562		$1,340,963		$854,095	$539,424
Ratio of Expenses to Average Net Assets	1.25%	(e)(f)	1.25%	(f)	1.27%	(f)	1.21%	(f)(g)	1.19%	1.21%
Ratio of Net Investment Loss to Average Net Assets	(0.83%)	(e)	(0.81%	)	(0.13%	)	(0.68%	)	(0.68% )	(0.63% )
Portfolio Turnover Rate	4%	(d)	5%		15%		21%		7%	13%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)	During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended						For the
	September 30,		For the		For the		Period Ended
	2014		Year Ended		Year Ended		March 31,
Institutional Class	(Unaudited)		March 31, 2014		March 31, 2013		2012(a)

Net Asset Value, Beginning of Period	$72.74		$58.06		$49.35		$43.19

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)	(0.22	)(b)	(0.41	)(b)	0.24	)(b)	(0.08	)(b)
Net Realized and Unrealized Gain/(Loss) on
Investments	(2.60)		16.29		9.28		6.24

Total from Investment Operations	(2.82)		15.88		9.52		6.16

Less Distributions:
Distributions (from capital gains)	–		(1.20)		(0.81)		–

Total Distributions	–		(1.20)		(0.81)		–

Net Asset Value, End of Period	$69.92		$72.74		$58.06		$49.35

Total Return(c)	(3.88	%)(d)	27.40%		19.59%		14.26	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$578,388		$567,372		$209,600		$5,465
Average Net Assets for the Period (000s)	$579,426		$380,193		$85,751		$2,086
Ratio of Expenses to Average Net Assets	1.05	%(e)	1.05%		1.08%		1.21	%(e)(f)
Ratio of Net Investment Income/(Loss) to
Average Net Assets	(0.63	%)(e)	(0.60%)		0.47%		(0.59%)[e]
Portfolio Turnover Rate	4	%(d)	5%		15%		21	%(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2014	13

The Brown Capital Management International Equity Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months						For the
	Ended		For the		For the		Year Ended		For the	For the
	September 30,		Year Ended		Year Ended		March 31,		Year Ended	Year Ended
Investor Class	2014 (Unaudited)		March 31, 2014		March 31, 2013		2012(a)		March 31, 2011	March 31, 2010

Net Asset Value, Beginning of Period	$12.59		$10.35		$9.06		$10.02		$9.57	$5.99

Income/(Loss) from Investment Operations:
Net Investment Income	0.04	(b)	0.02	(b)	0.10	(b)	0.04	(b)	0.05	0.01
Net Realized and Unrealized Gain/(Loss) on
Investments	(0.43)		2.38		1.26		(0.88)		0.59	3.63

Total from Investment Operations	(0.39)		2.40		1.36		(0.84)		0.64	3.64

Less Distributions:
Dividends (from net investment income)	–		(0.16)		(0.07)		(0.12)		(0.19)	(0.06)

Total Distributions	–		(0.16)		(0.07)		(0.12)		(0.19)	(0.06)

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	–		–		–		–	–

Net Asset Value, End of Period	$12.20		$12.59		$10.35		$9.06		$10.02	$9.57

Total Return(d)	(3.10%	)(e)	23.31%		15.03%		(8.22%	)	6.79%	61.09%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,229		$7,805		$6,424		$9,758		$10,696	$12,811
Average Net Assets for the Period (000s)	$6,683		$6,959		$7,307		$10,017		$11,461	$10,445
Ratio of Expenses to Averag Net Assets Excluding Fee Waivers and Reimbursements	2.84%	(f)(g)	3.47%	(g)	3.50%	(g)	3.02%	(g)(h)	2.91%	2.78%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.67%	(f)(g)(i)	2.00%	(g)	2.00%	(g)	2.00%	(g)	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	0.91%	(f)	0.20%		1.13%		0.45%		0.48%	0.01%
Portfolio Turnover Rate	10%	(e)	9%		10%		17%		28%	44%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.
(g)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(h)	During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.
(i)	Effective June 30, 2014, the net expense limitation changed from 1.75% to 1.00%.

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management International Equity Fund
Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Period Ended
	September 30,
	2014(a)
Institutional Class	(Unaudited)

Net Asset Value, Beginning of Period	$12.56

Income/(Loss) from Investment Operations:
Net Investment Income	0.01	(b)
Net Realized and Unrealized Loss on Investments	(0.36)

Total from Investment Operations	(0.35)

Net Asset Value, End of Period	$12.21

Total Return(c)	(2.79%	)(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$12,973
Average Net Assets for the Period (000s)	$13,051
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	2.48%	(e)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00%	(e)
Ratio of Net Investment Income to Average Net Assets	0.50%	(e)
Portfolio Turnover Rate	10%	(d)(f)

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.
(b)	Calculated using average shares method.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the period ended September 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2014	15

The Brown Capital Management Mid-Cap Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended						For the
	September 30,		For the		For the		Year Ended		For the	For the
	2014		Year Ended		Year Ended		March 31,		Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2014		March 31, 2013		2012(a)		March 31, 2011	March 31, 2010

Net Asset Value, Beginning of Period	$26.92		$21.87		$20.76		$20.39		$15.71	$9.86

Income/(Loss) from Investment Operations:

Net Investment Loss	(0.09	)(b)	(0.14	)(b)	(0.06	)(b)	(0.10	)(b)	(0.06)	(0.06)
Net Realized and Unrealized Gain/(Loss) on
Investments	(0.58)		5.19		1.52		0.49		4.81	5.91

Total from Investment Operations	(0.67)		5.05		1.46		0.39		4.75	5.85

Less Distributions:
Distributions (from capital gains)	–		–		(0.35)		(0.02)		(0.07)	–

Total Distributions	–		–		(0.35)		(0.02)		(0.07)	–

Net Asset Value, End of Period	$26.25		$26.92		$21.87		$20.76		$20.39	$15.71

Total Return(c)	(2.49%	)(d)	23.09%		7.24%		1.94%		30.30%	59.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$30,014		$29,763		$25,404		$36,400		$23,484	$10,118
Average Net Assets for the Period (000s)	$30,293		$28,217		$25,883		$30,165		$12,678	$8,513
Ratio of Expenses to Average Net Assets Excluding
Fee Waivers and Reimbursements	1.25%	(e)(f)	1.27%	(f)	1.41%	(f)	1.63%	(f)(g)	2.03%	2.79%
Ratio of Expenses to Average Net Assets Including
Fee Waivers and Reimbursements	1.15%	(e)(f)	1.15%	(f)	1.15%	(f)	1.25%	(f)	1.30%	1.30%
Ratio of Net Investment Loss to Average Net Assets	(0.69%	)(e)	(0.58%	)	(0.32%	)	(0.52%	)	(0.54% )	(0.47% )
Portfolio Turnover Rate	24%	(d)	16%		29%		18%		38%	35%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management Mid-Cap Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended						For the
	September 30,		For the		For the		Period Ended
	2014		Year Ended		Year Ended		March 31,
Institutional Class	(Unaudited)		March 31, 2014		March 31, 2013		2012(a)

Net Asset Value, Beginning of Period	$27.11		$21.94		$20.77		$17.52

Income/(Loss) from Investment Operations:

Net Investment Loss	(0.06	)(b)	(0.08	)(b)	(0.01	)(b)	(0.01	)(b)
Net Realized and Unrealized Gain/(Loss) on
Investments	(0.57)		5.25		1.53		3.28

Total from Investment Operations	(0.63)		5.17		1.52		3.27

Less Distributions:
Distributions (from capital gains)	–		–		(0.35)		(0.02)

Total Distributions	–		–		(0.35)		(0.02)

Net Asset Value, End of Period	$26.48		$27.11		$21.94		$20.77

Total Return(c)	(2.32%	)(d)	23.56%		7.53%		18.70%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$52,912		$53,052		$39,017		$5,948
Average Net Assets for the Period (000s)	$52,742		$45,629		$28,187		$1,884
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements	1.00%	(e)	1.02%		1.15%		1.42%	(e)(f)
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements	0.90%	(e)	0.90%		0.90%		0.90%	(e)
Ratio of Net Investment Loss to Average Net
Assets	(0.44%	)(e)	(0.33%	)	(0.03%	)	(0.12%	)(e)
Portfolio Turnover Rate	24%	(d)	16%		29%		18%	(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2014	17

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), and The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as diversified management investment companies as defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its total assets in the equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing at least 80% of its total assets in the equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares. Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently re-designated, as of December 1, 2011, as the “Investor Class” shares.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect

18	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2014:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,447,953,994	$–	$–	$2,447,953,994
Short Term Investments	33,016,934	–	–	33,016,934

Total	$2,480,970,928	$–	$–	$2,480,970,928

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$13,481,447	$–	$–	$13,481,447
Short Term Investments	664,412	–	–	664,412

Total	$14,145,859	$–	$–	$14,145,859

Mid-Cap Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$79,610,356	$–	$–	$79,610,356
Short Term Investments	5,257,469	–	–	5,257,469

Total	$84,867,825	$–	$–	$84,867,825

* See Schedule of Investments for industry/country classifications

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

Semi-Annual Report | September 30, 2014	19

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Brown Capital Management International Equity Fund

							Net change in unrealized
							appreciation/(depreciation)
			Change in				included in the Statements of
Investments			unrealized	Net	Transfer	Balance as of	Operations attributable to
in Securities	Balance as of	Realized	appreciation/	purchases/	in/or (out)	September 30,	Level 3 investments held at
at Value	March 31, 2014	gain/(loss)	(depreciation)	(sales)	of Level 3	2014	September 30, 2014

Common Stocks	$24,109	$(99,303)	$76,765	$(1,571)	$–	$–	$–

TOTAL	$24,109	$(99,303)	$76,765	$(1,571)	$–	$–	$–

For the other Funds there were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2014, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

	Share			Share	Market		Realized
	Balance at			Balance at	Value at		Gains
Security Name	April 1, 2014	Purchases	Sales	September 30, 2014	September 30, 2014	Dividends	(Losses)

Abaxis, Inc.	1,833,580	–	–	1,833,580	$92,980,842	$366,716	$–
Accelrys, Inc.	3,084,414	–	(3,084,414)	–	–	–	16,561,036
American Software, Inc. Class A	1,931,654	–	–	1,931,654	17,037,188	386,331	–
Balchem Corp.	1,606,959	–	–	1,606,959	90,905,671	–	–
Blackbaud, Inc.	2,603,126	–	–	2,603,126	102,276,820	624,750	–
Cantel Medical Corp.	3,035,101	–	–	3,035,101	104,346,772	136,580	–
Diodes, Inc.	2,645,595	–	–	2,645,595	63,282,632	–	–
Dynamic Materials Corp.	966,278	–	–	966,278	18,407,596	77,302	–
Geospace Technologies Corp.	999,964	–	(184,964)	815,000	28,647,250	–	(9,924,739)
Hittite Microwave Corp.	1,583,705	–	(1,583,705)	–	–	237,556	32,506,648
Measurement Specialties, Inc.	1,100,177	–	–	1,100,177	94,186,153	–	–
Meridian Bioscience, Inc.	2,263,554	–	–	2,263,554	40,042,270	905,422	–
Neogen Corp.	2,315,670	–	–	2,315,670	91,468,965	–	–
Netscout Systems, Inc.	3,399,114	–	(620,013)	2,779,101	127,282,826	–	9,373,207
NIC, Inc.	4,542,371	64,200	–	4,606,571	79,325,153	–	–
PROS Holdings, Inc.	2,101,504	–	–	2,101,504	52,957,901	–	–
Quidel Corp.	2,076,143	282,287	–	2,358,430	63,371,014	–	–
Sun Hydraulics Corp.	2,292,696	–	–	2,292,696	86,182,443	412,685	–
Vocera Communications, Inc.	2,184,924	266,756	(2,451,680)	–	–	–	(31,877,436)

TOTAL	42,566,529	613,243	(7,924,776)	35,254,996	$1,152,701,496	$3,147,342	$16,638,716

20	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex–dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex–dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex–date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions
The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Funds to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2014, the International Equity Fund had redemption fees of $485.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS
Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees

				Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Waived	Expense Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$–
International Equity Fund(a)	First $100 million	0.90%	1.00%
	Over $100 million	0.75%		50,706	19,131
Mid-Cap Fund	On all assets	0.75%	0.90%	41,741	–

(a)
Effective June 30, 2014, the International Equity Fund paid a management fee of 0.90% on assets up to $100 million and 0.75% on assets over $100 million. Prior to that time, the management fee was 1.00% on assets up to $100 million and 0.75% on assets over $100 million.

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the

Semi-Annual Report | September 30, 2014	21

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b–1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International Equity Fund and the Mid-Cap Fund, 1.25%, 1.00% and 0.90% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid-Cap Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires March 31, 2015	Expires March 31, 2016	Expires March 31, 2017	Expires March 31, 2018

International Equity Fund	$101,934	$109,688	$102,451	$69,837
Mid-Cap Fund	117,638	137,539	87,360	41,741

Administrator
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $281,000.

Compliance Services
Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the Distributor of their shares.

12b-1 Plan
Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the Distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid-Cap Fund and the International Equity Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Distributor is permitted to return the excess to the Advisor. It is also possible that 12b-1 expenses paid by the Advisor for a period will exceed the payments received by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust
The Law Offices of John H. Lively and Associates, Inc., a member firm of the 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he received no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor.

22	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

3. PURCHASES AND SALES OF INVESTMENT SECURITIES
For the six months ended September 30, 2014, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short–term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities

Small Company Fund	$109,222,634	$300,721,026
International Equity Fund	7,515,340	977,542
Mid-Cap Fund	19,194,656	19,874,235

4. FEDERAL INCOME TAX
Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2010–2013 and as of and during the six months ended September 30, 2014, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2014, the tax–basis cost of investments were as follows:

		International Equity
	Small Company Fund	Fund	Mid-Cap Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,175,132,692	$2,786,895	$20,204,321
Gross unrealized depreciation (excess of tax cost over value)	(83,569,895)	(574,199)	(1,929,633)

Net unrealized appreciation	$1,091,562,797	$2,212,696	$18,274,688

Cost of investments for income tax purposes	$1,389,408,131	$11,933,163	$66,593,137

The difference between book–basis and tax–basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2014, there were no post-October capital loss deferrals on any of the Brown Capital Management Funds. Small Company Fund, International Equity Fund and Mid-Cap Fund elect to defer to the period ending March 31, 2015, late year ordinary losses in the amounts of $5,787,807, $7,063, and $95,372, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Accumulated capital losses noted below represent pre-enactment net capital loss carryforwards, as of March 31, 2014, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the pre-enactment carryovers.

	Expiring in 2017	Expiring in 2018

Small Company Fund	$–	$–
International Equity Fund	1,235,307	806,096
Mid-Cap Fund	–	–

Brown Capital Management International Equity Fund had post-enactment capital losses for long-term in the amount of $334,275.

Semi-Annual Report | September 30, 2014	23

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2014 (Unaudited)

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund
Distributions Paid From:	2014	2014	2014

Ordinary Income	$5,124,126	$99,270	$–
Long-term capital gains	40,941,362	–	–

Total	$46,065,488	$99,270	$–

5. COMMITMENTS AND CONTINGENCIES
Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6. TRUSTEE AND OFFICER FEES
Officers of the Trust, except the Chief Compliance Officer and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2014, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective January 1, 2012, each Independent Trustee of the Trust receives a $16,000 annual retainer and a $1,500 per meeting fee. Prior to January 1, 2012, each Independent Trustee of the Trust received a fee of $2,000 each year plus $250 per series of the Trust per meeting attended. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7. SUBSEQUENT EVENTS
The Funds evaluated subsequent events from September 30, 2014, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

24	www.browncapital.com

The Brown Capital Management Mutual Funds

Fund Expenses	September 30, 2014 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

				Expenses
				Paid During
				Period
	Beginning	Ending		April 1, 2014 to
	Account Value	Account Value	Expense	September 30,
	April 1, 2014	September 30, 2014	Ratio(a)	2014(b)

Small Company Fund
Investor
Actual	$1,000.00	$960.35	1.25%	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$961.23	1.05%	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	1.05%	$5.32

International Equity Fund
Investor
Actual	$1,000.00	$969.02	1.67%	$8.24
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	1.67%	$8.44
Institutional(c)
Actual	$1,000.00	$972.13	1.00%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

Mid Cap Fund
Investor
Actual	$1,000.00	$975.11	1.15%	$5.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$976.76	0.90%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

(c)	The actual expense paid during the period is based on the commencement of operations on August 1, 2014.

Semi-Annual Report | September 30, 2014	25

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2014 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD
A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–800–773–3863 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Funds’ Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N–Q by calling the Funds at 1–800–773–3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

26	www.browncapital.com

The Brown Capital Management Mutual Funds
Privacy Policy	September 30, 2014 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT
MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number and assets
	■	Account balances and transaction history
	■	Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

Semi-Annual Report | September 30, 2014	27

The Brown Capital Management Mutual Funds
Privacy Policy	September 30, 2014 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid-Cap Fund, and The Brown Capital Management International Equity Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you

	■	Open an account or give us your account information
	■	Make deposits or withdrawals from our account
	■	Pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

	■	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates		Companies related by common ownership or control. They can be financial and nonfinancial companies.

	■	Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.

Nonaffiliates		Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	■	The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.

Joint Marketing		A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	■	The Brown Capital Management Mutual Funds do not jointly market.

28	www.browncapital.com

B R O W N  C A P I T A L  M A N A G E M E N T

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2.  CODE OF ETHICS.

Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 19, 2014

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 19, 2014